BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
May 31, 2021
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]

Foreign Exchange Rates Used

Rand/USD

Period end rate: R13.7463 (August 31, 2020 R 16.8916)

9-month period average rate: R15.2150 (May 31, 2020 R15.7345)

CAD/USD

Period end rate: C$1.2072 (August 31, 2020 C$1.3042)

9-month period average rate: C$1.2772 (May 31, 2020 C$1.3468)